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                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                                DATED MAY 1, 2004


The following portfolio manager change has been made to the Special Value Trust:

SALOMON BROTHERS ASSET MANAGEMENT INC ("SABAM") - Special Value Trust

         Thomas B. Driscoll no longer serves as a portfolio manager to the Special Value Trust. Peter J. Hable will be the sole portfolio manager for this portfolio.


MITSUPP052104

                   THE DATE OF THIS SUPPLEMENT IS MAY 21, 2004